Derivative financial instruments and Short positions (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Swap contract [member]
IfrsStatementLineItems [Line Items]
Notional	R$ 811,921,799	R$ 393,351,898	R$ 418,137,448
Option contract [member]
IfrsStatementLineItems [Line Items]
Notional	857,662,210	1,150,540,616	1,130,172,099
Option contract [member] | Counterparty Customers [Member]
IfrsStatementLineItems [Line Items]
Notional	37,900,600	69,919,242
Option contract [member] | Counterparty Related Parties [Member]
IfrsStatementLineItems [Line Items]
Notional	2,114,539	742,316
Option contract [member] | Counterparty Financial Institutions [Member]
IfrsStatementLineItems [Line Items]
Notional	817,647,071	1,079,879,058
Futures contract [member]
IfrsStatementLineItems [Line Items]
Notional	325,170,914	278,348,786	287,984,278
Futures contract [member] | Counterparty Customers [Member]
IfrsStatementLineItems [Line Items]
Notional	9,280,964	1,525,199
Futures contract [member] | Counterparty Related Parties [Member]
IfrsStatementLineItems [Line Items]
Notional
Futures contract [member] | Counterparty Financial Institutions [Member]
IfrsStatementLineItems [Line Items]
Notional	315,889,950	276,823,587
Forward Contracts And Others 1 [Member]
IfrsStatementLineItems [Line Items]
Notional	331,009,278	152,669,932	167,611,313
Forward Contracts And Others 1 [Member] | Counterparty Customers [Member]
IfrsStatementLineItems [Line Items]
Notional	152,776,820	61,719,539
Forward Contracts And Others 1 [Member] | Counterparty Related Parties [Member]
IfrsStatementLineItems [Line Items]
Notional	118,459,171	72,055,923
Forward Contracts And Others 1 [Member] | Counterparty Financial Institutions [Member]
IfrsStatementLineItems [Line Items]
Notional	59,773,287	18,894,470
Trading Assets [Member] | Swap contract [member]
IfrsStatementLineItems [Line Items]
Notional	402,812,781	393,351,898	R$ 418,137,448
Trading Assets [Member] | Swap contract [member] | Counterparty Customers [Member]
IfrsStatementLineItems [Line Items]
Notional	185,745,740	38,910,036
Trading Assets [Member] | Swap contract [member] | Counterparty Related Parties [Member]
IfrsStatementLineItems [Line Items]
Notional	224,140,567	250,925,646
Trading Assets [Member] | Swap contract [member] | Counterparty Financial Institutions [Member]
IfrsStatementLineItems [Line Items]
Notional	R$ 402,035,492	R$ 103,516,216